EXHIBIT 6.5

EXCLUSIVE  LICENSE AND SALES SUPPORT AGREEMENT

THIS EXCLUSIVE LICENSE and SALES SUPPORT AGREEMENT (this "Agreement"), made this 29th. day of March, 2016 (the "Effective Date"), by and between Jackies Service Station., a corporation organized and existing under the laws of the State of California, whose mailing address is 5957 Vineland Ave., N. Hlwd., Ca., 91601, herein called "Station"; and HyGen Industries, Inc. a California corporation, whose mailing address is 11693 San Vicente Blvd., Suite 445, CA, 90049, herein called "HGI".

RECITALS

A.   Station operates a Valero-branded motor fuels dispensing station on leased premises located at 5957 Vineland Ave., N. Hlwd., Ca., 91601 and more particularly described on Exhibit A ("Station's Property") attached hereto and incorporated herein.

B.  HGI is the recipient of a California Energy Commission grant to design, install and commission operate and manage a renewable hydrogen fueling station or system at and on the Station's Property.

C.  HGI desires to acquire from Station and Station is willing to grant to HGI, an exclusive license to enter the Station's Property to construct, install, operate and maintain a hydrogen fueling system thereon, as more particularly set forth herein.

NOW, THEREFORE, for valuable consideration, the receipt and adequacy of which is hereby acknowledged, the parties hereto agree as follows:

AGREEMENT

1.  Grant of License.   Station grants to HGI the following rights as to Station's Property (the "License"): (i) the exclusive right, privilege and license to construct, install, operate and maintain a hydrogen fueling system and appurtenant equipment described in Exhibit B (the "Project"); (ii) the non-exclusive right to construct, install, inter-connect, operate and maintain utility lines for the delivery of water and power to the Project; and (iii) the Station, at its cost, will install signs to be easily seen from any station major intersecting highway and/or Streets at exits and entrances that "100% Clean Carbon Free Hydrogen Fueling is Coming Soon" upon the breaking ground for the facility, as well as a price /kg sign with the other price signs upon system commissioning.  The rights granted under this lease are strictly limited as set forth herein.

2.  Station Reservation.  HGI use of the Leased Premises shall be limited to the hydrogen fueling system.  HGI does not believe that this use will adversely affect the use by Station of Station's Property as a convenience store and fueling station.

3. Payments Due Station.  The Station, being the POS entity, will collect all funds and will disperse them as outlined below based on the following order:

(a) the Station shall receive 11% of Gross sales proceeds before sales taxes are added.  The breakdown is as such:  Cost of electricity to generated and dispense hydrogen (approx $5.00-$6.00/kg), $1.00/kg for system amortization, $2.00/kg for Operation, Maintenance, & Monitoring.

(b) Station shall make all monthly payments due HGI under this section, on or before the fifteenth (15th) day of the month following such month, which payment shall be accompanied by a receipt showing the calculation of the fee.

4.  Construction of Project.  HGI shall have responsibility for the construction of the Project.  HGI shall construct the Project so as not to unreasonably interfere with Station's existing operations.  In connection with the Construction, HGI shall perform the Scope of Work attached hereto as Exhibit C.

5.  Maintenance and Repair.   HGI shall (i) maintain and keep the Project and surrounding property in good order, in a safe and sanitary condition and repair, and in compliance with applicable law (including, without limitation, all laws regulating the use, generation, storage, transportation or disposal of hazardous substances) and (ii) exercise its rights under this Agreement in compliance with applicable law.  The construction, installation, operation, maintenance and repair work performed by HGI or its licensees with respect to the Project shall be performed in accordance with applicable law. HGI shall secure and provide copies to Station of all necessary governmental permits prior to commencing such activities or operations.  HGI shall provide Station with at least three (3) business days' written notice prior to the commencement of any work on Station's Property under the terms of this Agreement.  HGI is not responsible for any aspect of petroleum products, it's storage, sale and use, permitting, or it's compliance with any state, federal, or local regulations of any related hazardous materials requirements.

6.  Insurance.

(a)  HGI, for itself and its successors and assigns, agrees at all times to maintain insurance (and to cause each of its contractors working on the Project or otherwise accessing the Station's Property to maintain insurance) insuring HGI and Station against all claims and demands for bodily injury and property damage with respect to their activities (and the other rights granted to HGI under this Agreement), the surrounding property and the related improvements as follows:

(i)  Comprehensive general liability ("CGL") insurance with a minimum combined single limit of at least $2,000,000 each occurrence and general aggregate of at least $2,000,000 for bodily injury and property damage, which policy shall name Station, Jackies Service Station.,  as an additional insured.

(ii)        Worker's compensation and employer's liability insurance, as required under California law, for the protection of HGI's, and its subcontractors', employees who work on or may work on the Project;

(b)  Station, for itself and its successors and assigns, agrees to add the State of California as an additional insured (as co-funder) under its existing CGL insurance policy, and HGI in respect to any damage Station may cause to the Project equipment.

(c)  HGI and Station shall provide the other party with certificates of insurance as required in subparagraphs (a) and (b) above, respectively.  These certificates and the underlying insurance policies shall provide that the policies will not be cancelled, reduced or allowed to expire unless thirty (30) days' prior written notice has been given to the other party (or fifteen (15) days' advance written notice if cancellation is due to non-payment).

7.  Assignment.  The Parties may not assign this Agreement for any purpose without the Parties prior written consent, which may be granted only with the mutual agreement of the Parties.  Any purported assignment without the Parties consent shall be null and void.

8.  Indemnity.   HGI, for itself and its successors and assigns, covenants and agrees that it shall indemnify and hold harmless Station and its affiliates, assigns, its officers, agents, contractors and employees, Jackies Service Station., from and against all claims, suits, demands, damages and expenses of every kind and description (including reasonable attorneys' fees whether suit is filed or not and at all levels of court, including appeals) (collectively, "Claims") to which Station, its affiliates, assigns, its officers, agents, contractors and employees, Jackies Service Station.,, may be subjected by reason of injury, death or property damage arising from and out of HGI's or any of its affiliate's, officer's, agent's, contractor's, employee's, licensee's, invitee's, successor's or assign's (collectively, the "HGI Parties") access to and use of the Station's Property or the other rights granted under this  Agreement, and HGI and its successors and assigns shall fully reimburse Station and its affiliates, assigns, its officers, agents, contractors and employees, Jackies Service Station., for any and all damages done to property or persons by any of the HGI Parties.  Station represents, warrants and covenants that HGI shall have no liability for any past, present or future contamination or pollution, or breach of environmental laws, if any, located on or relating to Station's Property, unless directly attributable to the actions of HGI.  Station agrees to assume full responsibility for (and protect, indemnify, defend and hold harmless HGI against) any liability or cleanup obligations for any environmental claims, unless directly attributable to the actions of HGI.  Station represents, warrants and covenants that it shall not permit any lien, claim, right or other encumbrance to attach to the Project by Station's creditors and agrees to discharge any lien, claim, encumbrance or interest that so attaches to the Project.

9.  Confidential Information.

a.       Access.  Station acknowledges and agrees that any and all Confidential Information learned or obtained by Station during the term of this Agreement, shall be and is the property of HGI and its affiliates.

b.       Duty not to Disclose.  The Confidential Information will be kept confidential by Station, will not be used in any manner which is detrimental to HGI, will not be used other than in connection with Station's discharge of Station 's duties hereunder, and will be safeguarded by Station from unauthorized disclosure.

c.       Return of Confidential Information.  Following the termination of this Agreement, as soon as possible after HGI's written request, Station will return to HGI all written Confidential Information which has been provided to Station and Station will destroy all copies of any analyses, compilations, studies or other documents prepared by Station or for Station's use containing or reflecting any Confidential Information.

d.       Definition of Confidential Information.  For the purposes of this Agreement, "Confidential Information" shall mean all confidential and proprietary information of HGI, and its affiliates, including, without limitation, Inventions (as defined below), information about products, processes, technologies, engineering, research and development, the Company's marketing strategies, pricing policies or characteristics, customers and customer information, business or business prospects, plans, proposals, financial information or other information of similar character.  For purposes of this Agreement, the Confidential Information shall not include and Station's obligations shall not extend to (i) information which is generally available to the public, (ii) information obtained by the Consultant from third persons not under agreement to maintain the confidentiality of the same and (iii) information which is required to be disclosed by law or legal process.

10.  Term, Conditions to Effectiveness and Termination.  This Agreement shall become effective upon the Effective Date and shall continue for a period of four (4) years thereafter, provided that:

(a) Receipt of consent by Station from Station's Property's owner to installation of the Project shall be a condition precedent to the effectiveness of this Agreement;

(b)  Either party may terminate this Agreement upon thirty (30) days prior written notice to the non-terminating party in the event that the

California Energy Commission (the "CEC") fails to fund the award to HGI under the CEC's "Alternative and Renewable Fuel Vehicle Technology Program";

(c)  Either party may terminate this Agreement at its discretion, three (3) years following the operational commissioning of the Project.

Unless terminated by either party at least sixty (60) days prior to the end of the term, this Agreement shall automatically renew for successive 5 year periods until either re-negotiated or terminated by either party upon sixty days prior written notice to the non-terminating party at the end of the year at the time of the notice is served.

Upon termination of this Agreement, HGI shall remove the Project from Station's Property and return the site to a condition as close as reasonably practicable to the condition of the site as of the Effective Date.

The provisions of sections 3 (Payments Due Station), 8 (Indemnity) 9 (Confidential Information) and 10 (Term, Conditions to Effectiveness and Termination) shall expressly survive the termination of this Agreement and remain in full force and effect.

11      Notices.   Official important contractual notices hereunder shall be in writing and shall be given first by email at the email address listed below (and if requested), followed up by personal delivery or by deposit in the United States mail, certified mail, return receipt requested, postage prepaid, addressed to Station and HGI at the addresses set forth below.  The date notice given to the hard copy shall be the date upon which the notice is actually received, whether notice is given by personal delivery or is sent through the United States mail.  Either party may furnish to the other in writing a different mailing address.  Successors and assigns of Station or HGI shall provide the other with notice of their respective addresses.

If to Station:	Name: Jackies Service Station Address: 5957 Vineland Ave., N. Hlwd., Ca., 91601 Attention: Arman Jackie
If to HGI	HyGen Industries, Inc. P.O. Box 6911, Eureka, CA, 95502 Attention: Paul Staples - h24u@hygen.com

12.  Taxes.   At this time there are no federal or California fuel/excise taxes assessed on Hydrogen Fuels.  In the event such fuel tax is instituted, Station shall collect and remit tax, as required, by adding the tax to the unit sales price of the fuel to reimburse Station from the sales proceeds of hydrogen sales.  Station is responsible for collecting and paying all FTB sales taxes, which is to be added to unit sales price of the hydrogen fuel.  All other taxes are the responsibility of the individual parties separately and shall not cause any encumbrances on the other party to this agreement.

13. Governing Law and Jurisdiction.   This Agreement shall be governed by and construed in accordance with the laws of the State of California without giving effect to any choice or conflict of law provision or rule (whether of the State of California or any other jurisdiction) that would cause the application to this Agreement of the laws of any jurisdiction other than the State of California.  The parties agree that all actions or proceedings arising in connection with this Agreement shall be tried and litigated exclusively in state or federal courts sitting in Los Angeles County, California.

14.  Severability.  If  any  term, covenant or condition of this  Agreement or the application thereof to any person or circumstance shall, to any extent, be invalid or unenforceable, such provision, or the application of such term, covenant or condition to persons or circumstances other than those as to which it is held invalid or unenforceable, shall be deemed severable, and the remainder hereof shall not be affected thereby and each term, covenant, or condition of this Agreement shall be valid and enforced to the full extent permitted by law.

15.  Amendment.  This  Agreement may only be amended by a written instrument signed by all of the parties to this agreement who attest herein are the owners of the parcels which are burdened and benefited by this Agreement at the time of such amendment.

16.  Counterparts.  This Agreement may be signed in multiple counterparts, but each such counterpart shall constitute but one original.

IN WITNESS WHEREOF, the parties have caused these presents to be executed this 29th. day of March, 2016.

STATION

STATION

Jackies Service Station

a California corporation

Signed By:                 /s/ - Arman Jackie -

Name:             Arman Jackie, Owner

Manager:        Arman Jackie,

HGI

HyGen Industries, Inc.

Signed By:     /s/ - Paul Staples -

Name: Paul Staples

Manager: Chairman/CEO

EXHIBIT A

Description of Station's Property

That Real Property located in the in the City of Los Angeles, County of Los Angeles,  State of California: at Vineland Ave., N. Hlwd., Ca., 91601

Parcel Map No. [______], on file in Book [___], Page [_}, Inclusive of Parcels Maps, Records of Los Angeles, County.

APN# [____________________]

(insert current Site Plan on file)

EXHIBIT B

HGI Scope of Work and Station's Responsibilities.

The Scope of Work may be changed according to the progress and requirements for the completion of the Project (or "Work") at the discretion of the HGI.

1.      If HGI is awarded some part of the CEC funding, the project deployment responsibilities are:

1.1.  Conducting site surveys, contact local utilities to discuss electrical requirements.

1.2.  Negotiations with Renewable Power Producers and local electric utilities to contract to purchase 100% carbon free renewable power to run the systems installed.

1.3.  Designing layout of systems to meet service requirements, permitting requirements and codes.

1.4.  Submit detailed plans to local building and planning departments to acquire permits to begin installation.

1.5.  Upon receiving permits to begin, prepare site for installation of equipment.

1.6.  Upon completion of Site Prep, have building inspector and Fire Marshal conduct inspection for approval.

1.7.  When fueling systems equipment arrives, install systems.

1.8.  Once equipment is installed, before finishing ground work (exposed piping, electric connections, etc.) have final inspection by Fire Marshal and Building Inspector.

1.9.  After installation is complete, have Fire Marshal return to do9 site and systems inspection, and check for final "safe to operate" approval.

1.10 Final commissioning, filling first FCEV.

1.11 Begin Monitoring & Maintenance plans.

1.12 If HyGen is awarded some part of the ARFVTP funding,                                               project deployment responsibilities of Station will be:

1.13 Location for equipment.

1.14 Signage and tagging all advertising.

1.15 Connection /access to water and electricity.

1.16 Facilitate Credit Card sale of hydrogen fueling, and provide HyGen with agreed upon funds (outlined in Attachments herein) to pay electric charges, amortization costs, Operation, Maintenance & Monitoring (OM&M) costs, and agreed upon profit split, associated with hydrogen production.

1.17 Cooperate with HyGen's plan to purchase 100% Carbon Free electricity to sell only 100% Carbon Free Renewable Hydrogen Fuel.

1.18 HGI will be responsible for paying all electric costs for the HFS.  The HFS will be metered to provide accurate measurement of electricity used by the HFS.

2.      Station Owner Responsibilities.  If HyGen is awarded some part of the ARFVTP funding, the HFS Project deployment responsibilities will be:

2.1.  Location for equipment - Station will provide space at station location to install the HFS including a space on the fueling island for at least 1 dispenser.

2.2.  Connection /access to water and electricity.

2.3.  Signage and tagging all advertising.  The Station will tag all advertising as well as install signs to be easily seen from any major Station intersecting highway and/or Streets at exits and entrances that "100% Clean Carbon Free Hydrogen Fueling is Coming Soon" upon the breaking ground for the facility, as well as a price /kg sign with the other price signs upon system commissioning.

2.4.   As the POS, the station will handle all proceeds from the sale of the hydrogen as outlined in Section 3 above, as well as collect all sales taxes as well as credit card fees which will be added to the retail price upon sale.